Segment Information - Geographical Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of geographical areas [Line Items]
REVENUE	¥ 2,353,588	¥ 2,015,890	[1]	¥ 1,616,903	[1]
Non-current assets	1,971,801	1,950,809
Mainland China [member]
Disclosure of geographical areas [Line Items]
REVENUE	1,516,969	1,294,516		1,101,055
Non-current assets	1,779,126	1,711,605
Other countries [member]
Disclosure of geographical areas [Line Items]
REVENUE	836,619	721,374		¥ 515,848
Non-current assets	¥ 192,675	¥ 239,204

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).